Goodwill and Other Intangible Assets - Schedule of Change in Net Carrying Amount of Goodwill by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Balance, beginning of period	$ 2,052,728	$ 2,011,278
Acquisitions	132,332	29,522
Translation	10,998	11,928
Balance, end of period	2,196,058	2,052,728
Steel Mills [Member]
Goodwill [Line Items]
Balance, beginning of period	620,156	590,634
Acquisitions	125,328	29,522
Balance, end of period	745,484	620,156
Steel Products [Member]
Goodwill [Line Items]
Balance, beginning of period	702,995	691,067
Acquisitions	7,004
Translation	10,998	11,928
Balance, end of period	720,997	702,995
Raw Materials [Member]
Goodwill [Line Items]
Balance, beginning of period	729,577	729,577
Balance, end of period	$ 729,577	$ 729,577